Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	June 30, 2024	December 31, 2023
Cash on hand and petty cash	$7,521	$7,975
Checking accounts	20,187	44,742
Demand deposits	11,190,788	4,226,503
Time deposits	34,536,822	42,498,552
	45,755,318	46,777,772
Transferred to financial assets at amortized cost	(34,536,822)	(41,470,915)
	$11,218,496	$5,306,857